SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Dec. 07, 2021	Oct. 19, 2021	Oct. 04, 2021	Jul. 20, 2021	Dec. 08, 2020	Nov. 24, 2020	Dec. 19, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted according to option plan of the company								1,794,787	1,468,000	1,346,000
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted according to option plan of the company							1,346,000
Exercise price per Ordinary Share							$ 1.22
The fair value of options on date of grant							$ 1,411
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted according to option plan of the company						125,000
Exercise price per Ordinary Share						$ 1.17
The fair value of options on date of grant						$ 135
Stock Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted according to option plan of the company					1,343,000
Exercise price per Ordinary Share					$ 1.22
The fair value of options on date of grant					$ 1,753
Stock Option Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted according to option plan of the company				125,000
Exercise price per Ordinary Share				$ 2.38
The fair value of options on date of grant				$ 276
Stock Option Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted according to option plan of the company			307,500
Exercise price per Ordinary Share			$ 2.22
The fair value of options on date of grant			$ 530
Stock Option Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted according to option plan of the company		174,000
Exercise price per Ordinary Share		$ 2.20
The fair value of options on date of grant		$ 340
Stock Option Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted according to option plan of the company	1,188,287
Exercise price per Ordinary Share	$ 2.31
The fair value of options on date of grant	$ 2,258